Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
NET RESULT FROM DISCONTINUED OPERATIONS
Revenue	$ 2,647
Cost of Revenue	70,460
Gross (Loss)	(67,813)
Operating Expenses	234,027
(Loss) from operations	(301,840)
Other income	560
(Loss) before tax	(301,280)
Tax
(Loss) after tax	$ (301,280)